Cash, Cash Equivalents and Other Investments Held in Trust Account	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Cash, Cash Equivalents and Other Investments Held in Trust Account	7. Cash, Cash Equivalents and Other Investments Held in Trust Account As of September 3 0 , 2021, investment securities in the Company’s Trust Account consist of $450,029,593 in money market funds.